Fair Value Measurements (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Assets
Notes receivable from parent and affiliates	$ 3,775	$ 3,804
Restricted cash and cash equivalents	225	295
Other assets:
Receivables from parent and affiliates	28	9
Total Fair Value
Assets
Cash and cash equivalents	365	321
Investment securities	621	604
Net finance receivables, less allowance for finance receivable losses	4,912	6,897
Finance receivables held for sale	804	819
Notes receivable from parent and affiliates	3,775	3,804
Restricted cash and cash equivalents	225	295
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	11	11
Receivables from parent and affiliates	28	9
Receivables related to sales of real estate loans and related trust assets	1	1
Liabilities
Long-term debt	7,470	9,998
Note payable to affiliate	374
Payables to parent and affiliates	34	24
Total Carrying Value
Assets
Cash and cash equivalents	365	321
Investment securities	621	604
Net finance receivables, less allowance for finance receivable losses	4,697	6,340
Finance receivables held for sale	776	793
Notes receivable from parent and affiliates	3,775	3,804
Restricted cash and cash equivalents	225	295
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	11	11
Receivables from parent and affiliates	28	9
Receivables related to sales of real estate loans and related trust assets	5	5
Liabilities
Long-term debt	7,187	9,582
Note payable to affiliate	374
Payables to parent and affiliates	34	24
Fair Value Measurements Using Level 1
Assets
Cash and cash equivalents	358	321
Restricted cash and cash equivalents	225	295
Fair Value Measurements Using Level 2
Assets
Cash and cash equivalents	7	0
Investment securities	619	602
Notes receivable from parent and affiliates	3,775	3,804
Other assets:
Receivables from parent and affiliates	28	9
Receivables related to sales of real estate loans and related trust assets	1	1
Liabilities
Long-term debt	7,470	9,998
Note payable to affiliate	374
Payables to parent and affiliates	34	24
Fair Value Measurements Using Level 3
Assets
Investment securities	2	2
Net finance receivables, less allowance for finance receivable losses	4,912	6,897
Finance receivables held for sale	804	819
Other assets:
Commercial mortgage loans	53	62
Escrow advance receivable	$ 11	$ 11